Realized and Unrealized Gain/(Loss) on Oil and Gas Derivative Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on oil and gas derivative instruments	$ 47,042	$ 37,447
Unrealized loss on oil and gas derivative instruments	(4,625)	(59,817)
Realized and unrealized gain/(loss) on oil and gas derivative instruments	42,417	(22,370)
Oil
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on derivatives	30,205	21,249
Unrealized gain/(loss) on derivatives	2,983	(39,450)
Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on derivatives	16,837	16,198
Unrealized gain/(loss) on derivatives	$ (7,608)	$ (20,367)